Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 28, 2014
Registrant Name	dei_EntityRegistrantName	Loeb King Trust
Central Index Key	dei_EntityCentralIndexKey	0001577406
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2014
Prospectus Date	rr_ProspectusDate	Mar. 28, 2014
Loeb King Alternative Strategies Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKASX
Loeb King Alternative Strategies Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKAIX
Loeb King Asia Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKPAX
Loeb King Asia Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LKPIX